Morgan, Lewis & Bockius LLP                                    Morgan Lewis
1701 Market Street                                             Counselors at Law
Philadelphia, PA  19103-2921
Tel:  215.963.5000
Fax:  215.963.5001
www.morganlewis.com



March 4, 2015

VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549


Re:     The Advisors' Inner Circle Fund (File Nos.033-42484 and 811-06400)
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Ladies and Gentlemen:

On behalf of our client, The Advisors' Inner Circle Fund (the "Trust"), we are filing, pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), this letter certifying that the forms of Prospectuses and Statements of Additional Information dated March 1, 2015 for the Trust's Acadian Family of Funds, AlphaOne Micro Cap Equity Fund, AT Family of Funds, CBRE Clarion Family of Funds, Cornerstone Family of Funds, Edgewood Growth Fund, FMC Family of Funds, Haverford Quality Growth Stock Fund, ICM Small Company Portfolio, Loomis Sayles Full Discretion Institutional Securitized Fund, LSV Family of Funds, McKee International Equity Portfolio, Rice Hall James Family of Funds, Sands Capital Global Growth Fund, Thomson Horstmann & Bryant Family of Funds, TS&W Equity Portfolio and Westwood Family of Funds that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from those contained in the Trust's Post-Effective Amendment No. 252, which was filed with the U.S. Securities and Exchange Commission via EDGAR (Accession Number 0001135428-15-000094) on February 27, 2015.

Please do not hesitate to contact the undersigned at 215.963.4660 should you have any questions.

Very  truly  yours,


/s/ Christine M. Nassauer
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Christine M. Nassauer